PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 6,122	$ 5,461
Gross income from lease	$ 2,790	$ 2,788